Discontinued Operations - Carrying amounts of the classes of assets and liabilities from the asset sale included in discontinued operations (Details) - USD ($)	Feb. 29, 2020	Aug. 31, 2019	Aug. 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total current assets	$ 1,924,000	$ 10,154,000	$ 7,427,000
Total current liabilities	3,324,000	5,567,000	2,134,000
Disposal by sale | Overall business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accounts receivable and unbilled account receivable		8,261,000	5,721,000
Prepaid expenses and other current assets		171,000	118,000
Deposits - workers' compensation	1,924,000	1,722,000	1,588,000
Total current assets	1,924,000	10,154,000	7,427,000
Fixed assets, net		40,000	42,000
Deposits - workers' compensation	3,324,000	5,527,000	2,091,000
Total assets	5,248,000	15,721,000	9,560,000
Accounts payable and other current liabilities		457,000	18,000
Payroll related liabilities		13,583,000	8,501,000
Accrued workers' compensation cost	1,924,000	1,722,000	290,000
Total current liabilities	1,924,000	16,032,000
Accrued workers' compensation cost	5,652,000	3,853,000	856,000
Total liabilities	7,576,000	19,885,000	9,664,000
Net assets/(liability)	$ (2,328,000)	$ (4,164,000)	$ (104,000)